                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2006 - March 31, 2006

NAVELLIER PERFORMANCE MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                       Market
 Shares                                                                 Value
 ------                                                             ------------
            COMMON STOCKS -- 98.8%
            AEROSPACE/DEFENSE -- 0.9%
   40,700   Rockwell Collins                                        $  2,293,445
                                                                    ------------
            APPAREL -- 0.9%
   61,100   COACH, Inc.*                                               2,112,838
                                                                    ------------
            AUTOMOTIVE -- 2.1%
   82,450   Oshkosh Truck                                              5,131,688
                                                                    ------------
            BIOTECHNOLOGY & DRUGS -- 3.0%
   63,100   Barr Pharmaceuticals, Inc.*                                3,974,038
   57,000   Techne Corp.*                                              3,427,980
                                                                    ------------
                                                                       7,402,018
                                                                    ------------
            BUSINESS SERVICES -- 3.3%
   46,800   Global Payments, Inc.                                      2,480,868
   61,100   Iron Mountain, Inc.*                                       2,489,214
   30,600   The Corporate Executive Board Co.                          3,087,540
                                                                    ------------
                                                                       8,057,622
                                                                    ------------
            COAL -- 1.3%
   61,100   Peabody Energy Corp.                                       3,080,051
                                                                    ------------
            COMMUNICATIONS EQUIPMENT & SERVICES -- 1.6%
  126,057   American Tower Corp. - Class A*                            3,822,048
                                                                    ------------
            COMPUTER NETWORKS -- 0.9%
   48,900   Cerner Corp.*                                              2,320,305
                                                                    ------------
            COMPUTER SOFTWARE & SERVICES -- 9.7%
   71,094   Adobe Systems, Inc.*                                       2,482,602
   68,200   Autodesk, Inc.*                                            2,627,064
  111,000   Ceridian Corp.*                                            2,824,950
   51,900   Intuit, Inc.*                                              2,760,561
  422,600   Nuance Communications, Inc.*                               4,990,906
  131,400   Red Hat, Inc.*                                             3,676,572
  224,100   Western Digital Corp.*                                     4,354,263
                                                                    ------------
                                                                      23,716,918
                                                                    ------------
            COMPUTER STORAGE DEVICES -- 1.4%
   58,100   SanDisk Corp.*                                             3,341,912
                                                                    ------------
            CONSTRUCTION  SERVICES -- 2.2%
   34,600   Florida Rock Industries, Inc.                              1,945,212
   31,600   Martin Marietta Materials, Inc.                            3,382,148

                                                                    ------------
                                                                       5,327,360
                                                                    ------------
            CONSUMER PRODUCTS & SERVICES -- 3.7%
   38,700   Brown-Forman Corp. - Class B                               2,978,739
   46,800   CB Richard Ellis Group, Inc.*                              3,776,760
   40,700   Medco Health Solutions, Inc.*                              2,328,854
                                                                    ------------
                                                                       9,084,353
                                                                    ------------
            ELECTRONICS -- 1.2%
   65,200   AMETEK, Inc.                                               2,931,392
                                                                    ------------
            FINANCIAL SERVICES -- 3.3%
   12,200   Chicago Mercantile Exchange Holdings, Inc.                 5,459,500
   64,200   Nasdaq Stock Market, Inc.*                                 2,570,568
                                                                    ------------
                                                                       8,030,068
                                                                    ------------
            GOLD MINING -- 2.1%
   77,400   Glamis Gold Ltd.*                                          2,529,432
   89,600   Goldcorp, Inc.                                             2,620,800
                                                                    ------------
                                                                       5,150,232
                                                                    ------------
            HEALTHCARE PRODUCTS & SERVICES -- 5.8%
   44,800   Covance, Inc.*                                             2,632,000
   61,150   Coventry Health Care, Inc.*                                3,300,877
   40,750   DaVita, Inc.*                                              2,453,558
   58,100   Health Net, Inc.*                                          2,952,642
   71,300   Sierra Health Services, Inc.*                              2,901,910
                                                                    ------------
                                                                      14,240,987
                                                                    ------------
            HOTELS & MOTELS -- 1.7%
   89,600   Choice Hotels International, Inc.                          4,101,888
                                                                    ------------
            INTERNET SOFTWARE SERVICES -- 1.3%
   97,800   Akamai Technologies, Inc.*                                 3,216,642
                                                                    ------------
            INVESTMENT SERVICES -- 1.9%
  225,500   TD Ameritrade Holding Corp.                                4,706,185
                                                                    ------------
            IRON & STEEL -- 2.8%
  113,000   Allegheny Technologies, Inc.                               6,913,340
                                                                    ------------
            MEDICAL EQUIPMENT & SUPPLIES -- 2.8%
   59,100   Intuitive Surgical, Inc.*                                  6,973,800
                                                                    ------------
            MEDICAL SPECIALTIES -- 2.7%
  101,800   Dade Behring Holdings, Inc.                                3,635,278
   33,600   IDEXX Laboratories, Inc.*                                  2,901,696
                                                                    ------------
                                                                       6,536,974
                                                                    ------------

            METALS -- 1.3%
   91,700   Cameco Corp.                                               3,301,200
                                                                    ------------
            OIL/GAS -- 8.3%
   34,600   Berry Petroleum Co. - Class A                              2,368,370
   53,000   EOG Resources, Inc.                                        3,816,000
   40,700   Helmerich & Payne                                          2,841,674
  125,250   Joy Global, Inc.                                           7,486,193
   50,900   Sunoco, Inc.                                               3,948,313
                                                                    ------------
                                                                      20,460,550
                                                                    ------------
            PHARMACEUTICALS -- 4.9%
  105,900   Celgene*                                                   4,682,898
   39,700   Express Scripts, Inc.*                                     3,489,630
  110,000   Pharmaceutical Product Development, Inc.                   3,807,100
                                                                    ------------
                                                                      11,979,628
                                                                    ------------
            PRODUCER MANUFACTURING -- 3.2%
   61,100   ITT Industries, Inc.                                       3,435,042
   73,300   Precision Castparts Corp.                                  4,354,020
                                                                    ------------
                                                                       7,789,062
                                                                    ------------
            PUBLISHING -- 0.8%
   53,000   John Wiley & Sons, Inc.                                    2,006,050
                                                                    ------------
            RETAIL -- 4.5%
  124,200   Darden Restaurants, Inc.                                   5,095,926
   81,500   Nordstrom, Inc.                                            3,193,170
   36,700   Panera Bread Co.*                                          2,759,106
                                                                    ------------
                                                                      11,048,202
                                                                    ------------
            SEMICONDUCTORS -- 11.5%
  108,400   Broadcom Corp. - Class A*                                  4,678,544
   53,000   Lam Research Corp.                                         2,279,000
  332,000   LSI Logic Corp.*                                           3,837,920
   81,500   Marvell Technology Group Ltd.*                             4,409,150
  153,800   MEMC Electronic Materials, Inc.*                           5,678,295
  122,200   National Semiconductor Corp.                               3,402,048
   74,300   NVIDIA Corp.*                                              4,254,418
                                                                    ------------
                                                                      28,539,375
                                                                    ------------
            SOFTWARE & PROGRAMMING -- 1.4%
   95,775   Salesforce.com, Inc.*                                      3,479,506
                                                                    ------------
            STEEL -- 2.6%
   35,600   Tenaris S.A. ADR                                           6,431,852
                                                                    ------------
            TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 3.7%
  103,900   NII Holdings, Inc. - Class B*                              6,126,983

   50,900   United States Cellular Corp.*                              3,021,424
                                                                    ------------
                                                                       9,148,407
                                                                    ------------
            TOTAL COMMON STOCKS (COST $174,874,791)                 $242,675,898
                                                                    ------------
            MONEY MARKETS FUNDS -- 1.2%
2,943,280   FBR Fund for Government Investors (Cost $2,943,280)        2,943,280
            TOTAL INVESTMENTS -- 100.0% (COST $177,818,071)         $245,619,178
            Other Assets in Excess of Liabilities -- 0.0%                 96,723
                                                                    ------------
            NET ASSETS -- 100.0%                                    $245,715,901
                                                                    ============

*    Non-income producing.

ADR -- American Depositary Receipts

See accompanying notes to portfolio of investments.

NAVELLIER PERFORMANCE AGGRESSIVE MICRO CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

 Shares                                                             Market Value
-------                                                             ------------
          COMMON STOCKS -- 96.8%
          AEROSPACE/DEFENSE -- 1.1%
  4,700   United Industrial Corp.                                    $   286,371
                                                                     -----------
          AIRLINES -- 0.8%
 22,715   World Air Holdings, Inc.*                                      223,061
                                                                     -----------
          APPAREL & TEXTILES -- 1.3%
 19,200   True Religion Apparel, Inc.*                                   354,624
                                                                     -----------
          BIOTECHNOLOGY & DRUGS -- 3.4%
 28,375   BioMarin Pharmaceutical, Inc.*                                 380,793
 15,795   New River Pharmaceuticals, Inc.*                               524,551
                                                                     -----------
                                                                         905,344
                                                                     -----------
          BUILDING & CONSTRUCTION -- 1.7%
 12,595   Drew Industries, Inc.*                                         447,752
                                                                     -----------
          BUSINESS SERVICES -- 1.3%
  5,750   Chemed Corp.                                                   341,205
                                                                     -----------
          CHEMICAL MANUFACTURING -- 0.8%
  5,985   SurModics, Inc.*                                               211,630
                                                                     -----------
          CHEMICALS -- 1.3%
 10,725   NuCo2, Inc.*                                                   340,412
                                                                     -----------
          COMMERCIAL SERVICES -- 7.0%
  6,675   Administaff, Inc.                                              362,853
  8,400   First Advantage Corp. - Class A*                               203,112
 10,125   Hub Group, Inc. - Class A*                                     461,497
 17,800   Mac-Gray Corp.*                                                211,108
  7,225   Ritchie Bros. Auctioneers, Inc.                                357,638
  6,685   Steiner Leisure Ltd.*                                          270,743
                                                                     -----------
                                                                       1,866,951
                                                                     -----------
          COMMUNICATIONS EQUIPMENT -- 1.3%
 15,075   SBA Communications Corp.*                                      352,906
                                                                     -----------
          COMPUTER SOFTWARE & SERVICES -- 10.7%
 14,160   Ansoft Corp.*                                                  590,329
  5,060   ANSYS, Inc.*                                                   273,999
 14,300   Concur Technologies, Inc.*                                     264,979
  5,925   Intergraph Corp.*                                              246,836
 48,200   Nuance Communications, Inc.*                                   569,242
 19,450   PAR Technology Corp.*                                          345,043
  7,800   Quality Systems, Inc.                                          258,180
 11,825   TALX Corp.                                                     336,776

                                                                     -----------
                                                                       2,885,384
                                                                     -----------
          COMPUTER STORAGE DEVICES -- 1.7%
  9,710   Komag, Inc.*                                                   462,196
                                                                     -----------
          CONSUMER PRODUCTS & SERVICES -- 5.2%
  8,400   Brookfield Homes Corp.                                         435,624
  9,100   CNS, Inc.                                                      196,014
  6,075   Hansen Natural Corp.*                                          765,754
                                                                     -----------
                                                                       1,397,392
                                                                     -----------
          DISTRIBUTION/WHOLESALE -- 0.8%
  6,100   Building Materials Holding Corp.                               217,404
                                                                     -----------
          E-COMMERCE -- 1.1%
 12,450   Click Commerce, Inc.*                                          298,053
                                                                     -----------
          ELECTRONIC INSTRUMENTS & CONTROLS -- 3.1%
  5,050   Multi-Fineline Electronix, Inc.*                               295,375
 11,425   The Lamson & Sessions Co.*                                     317,958
 11,125   Vicor Corp.                                                    219,496
                                                                     -----------
                                                                         832,829
                                                                     -----------
          FINANCIAL SERVICES -- 1.3%
 10,875   United PanAm Financial Corp.*                                  336,038
                                                                     -----------
          FOOD, BEVERAGE, & TOBACCO -- 2.3%
 30,100   Cuisine Solutions, Inc.*                                       279,629
  5,375   Perdigao S.A. ADR                                              330,563
                                                                     -----------
                                                                         610,192
                                                                     -----------
          HEALTHCARE PRODUCTS & SERVICES -- 6.3%
  8,400   Amedisys, Inc.*                                                291,900
  7,695   Haemonetics Corp.*                                             390,675
 10,575   Healthcare Services Group, Inc.                                225,882
 13,750   Psychiatric Solutions, Inc.*                                   455,538
  8,395   Sunrise Senior Living, Inc.*                                   327,153
                                                                     -----------
                                                                       1,691,148
                                                                     -----------
          INSURANCE -- 0.8%
  6,675   PICO Holdings, Inc.*                                           219,541
                                                                     -----------
          MEDICAL DEVICES -- 2.1%
 13,600   Candela Corp.*                                                 293,760
  7,100   Neurometrix, Inc.*                                             276,474
                                                                     -----------
                                                                         570,234
                                                                     -----------
          MEDICAL SPECIALTIES -- 3.2%

  6,380   Aspect Medical Systems, Inc.*                                  175,067
  8,550   LCA-Vision, Inc.                                               428,440
 13,150   Thoratec Corp.*                                                253,401
                                                                     -----------
                                                                         856,908
                                                                     -----------
          METALS -- 2.7%
 15,100   Titanium Metals Corp.*                                         733,105
                                                                     -----------
          OIL FIELD MACHINERY AND EQUIPMENT -- 1.7%
 19,275   Bolt Technology Corp.*                                         245,756
  3,650   Lufkin Industries, Inc.                                        202,356
                                                                     -----------
                                                                         448,112
                                                                     -----------
          OIL/GAS -- 9.5%
 10,487   Atlas America, Inc.*                                           501,382
  8,950   ATP Oil & Gas Corp.*                                           392,995
  8,400   Berry Petroleum Co. - Class A                                  574,979
 30,250   FieldPoint Petroleum Corp.*                                    172,123
  4,000   Giant Industries, Inc.*                                        278,160
 25,750   Grey Wolf, Inc.*                                               191,580
 11,975   Parallel Petroleum Corp.*                                      220,939
 11,725   Resource America, Inc. - Class A                               233,562
                                                                     -----------
                                                                       2,565,720
                                                                     -----------
          PERSONAL SERVICES -- 2.7%
 15,075   Nutri/System, Inc.*                                            716,364
                                                                     -----------
          PRODUCER MANUFACTURING -- 7.1%
  8,400   Cascade Corp.                                                  443,940
  5,375   Cleveland-Cliffs, Inc.                                         468,269
 11,575   Gehl Co.*                                                      383,364
  8,695   Raven Industries, Inc.                                         340,061
 12,750   Sterling Construction Co., Inc.*                               276,548
                                                                     -----------
                                                                       1,912,182
                                                                     -----------
          RECREATIONAL ACTIVITIES -- 1.1%
  7,940   Vail Resorts, Inc.*                                            303,467
                                                                     -----------
          RECYCLING -- 0.9%
  4,750   Aleris International, Inc.*                                    228,333
                                                                     -----------
          REGIONAL BANKS & THRIFTS -- 1.1%
  3,425   First Regional Bancorp*                                        305,270
                                                                     -----------
          RETAIL -- 1.5%
 26,920   Retail Ventures, Inc.*                                         394,647
                                                                     -----------
          RETIREMENT/AGED CARE -- 1.2%
 12,895   American Retirement Corp.*                                     330,370
                                                                     -----------
          SECURITY SYSTEMS SERVICES -- 1.1%
 11,900   LoJack Corp.*                                                  285,362

                                                                     -----------
          SEMICONDUCTORS -- 2.2%
  9,250   Diodes, Inc.*                                                  383,875
  5,375   Supertex, Inc.                                                 202,208
                                                                     -----------
                                                                         586,083
                                                                     -----------
          TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 4.5%
 32,425   Dobson Communications Corp.*                                   260,049
 55,000   Glenayre Technologies, Inc.*                                   288,750
  8,400   NICE Systems Ltd. ADR*                                         428,064
 22,000   UbiquiTel, Inc.*                                               222,200
                                                                     -----------
                                                                       1,199,063
                                                                     -----------
          WIRE & CABLE PRODUCTS -- 0.9%
  7,600   General Cable Corp.*                                           230,508
                                                                     -----------
          TOTAL COMMON STOCKS (COST $18,156,922)                     $25,946,161
                                                                     -----------
          MONEY MARKET FUNDS -- 3.1%
837,157   FBR Fund for Government Investors
             (Cost $837,157)                                             837,157
                                                                     -----------
          TOTAL INVESTMENTS -- 99.9%                                 $26,783,318
             (COST $18,994,079)
          Other Assets In Excess Of Liabilities -- 0.1%                   33,682
                                                                     -----------
          NET ASSETS -- 100.0%                                       $26,817,000
                                                                     ===========

*    Non-income producing.

ADR -- American Depositary Receipts

See accompanying notes to portfolio of investments.

NAVELLIER PERFORMANCE FUNDAMENTAL A PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

 Shares                                                             Market Value
-------                                                             ------------
          COMMON STOCKS -- 98.4%
          AIRLINES -- 2.6%
 27,045   Mesa Air Group, Inc.*                                     $   309,395
                                                                    -----------
          APPAREL -- 2.8%
  6,919   The Dress Barn, Inc.*                                         331,766
      3   True Religion Apparel, Inc.*                                       55
                                                                    -----------
                                                                        331,821
                                                                    -----------
          BANK & FINANCIAL -- 3.2%
  5,680   Greenhill & Co., Inc.                                         375,505
                                                                    -----------
          BUILDING MATERIALS & PRODUCTS -- 3.4%
  6,173   Cemex S.A. de C.V. ADR                                        402,973
                                                                    -----------
          COMMUNICATIONS EQUIPMENT & SERVICES -- 1.8%
  9,123   Motorola, Inc.                                                209,008
                                                                    -----------
          COMPUTER HARDWARE & SERVICES -- 2.2%
 10,925   Palm, Inc.*                                                   253,023
                                                                    -----------
          COMPUTER SOFTWARE & SERVICES -- 4.7%
  8,306   Akamai Technologies, Inc.*                                    273,184
    712   Google, Inc.*                                                 277,680
                                                                    -----------
                                                                        550,864
                                                                    -----------
          COMPUTER STORAGE DEVICES -- 2.4%
  5,893   Komag, Inc.*                                                  280,507
                                                                    -----------
          CONSUMER PRODUCTS & SERVICES -- 4.7%
  4,402   Hansen Natural Corp.*                                         554,872
                                                                    -----------
          ELECTRONIC INSTRUMENTS & CONTROLS -- 7.6%
  2,735   Garmin Ltd.                                                   217,241
  5,749   Multi-Fineline Electronix, Inc.*                              336,259
 12,100   The Lamson & Sessions Co.*                                    336,743
                                                                    -----------
                                                                        890,243
                                                                    -----------
          FINANCIAL SERVICES -- 6.5%
  2,735   Lehman Brothers Holdings, Inc.                                395,290
  2,341   The Goldman Sachs Group, Inc.                                 367,443
                                                                    -----------
                                                                        762,733
                                                                    -----------
          MACHINERY & EQUIPMENT -- 5.3%
  7,610   DXP Enterprises, Inc.*                                        264,524

 11,497   JLG Industries, Inc.                                          353,992
                                                                    -----------
                                                                        618,516
                                                                    -----------
          METALS -- 0.0%
      8   Phelps Dodge Corp.                                                644
                                                                    -----------
          OIL/GAS -- 24.2%
  6,140   Dril-Quip, Inc.*                                              435,019
  5,499   Frontier Oil Corp.                                            326,366
  4,578   Giant Industries, Inc.*                                       318,354
  7,916   Joy Global, Inc.                                              473,139
  4,841   Marathon Oil Corp.                                            368,739
  2,840   Occidental Petroleum Corp.                                    263,126
      3   Patterson - UTI Energy, Inc.                                       96
  5,225   Valero Energy Corp.                                           312,351
  7,807   Veritas DGC, Inc.*                                            354,360
                                                                    -----------
                                                                      2,851,550
                                                                    -----------
          PAPER & RELATED PRODUCTS -- 3.4%
  7,434   Aracruz Celulose S.A. ADR                                     393,556
                                                                    -----------
          REGIONAL BANKS -- 5.7%
 10,400   Bancolombia S.A. ADR                                          362,960
  4,189   Unibanco - Uniao de Bancos Brasileiros S.A. ADR               309,609
                                                                    -----------
                                                                        672,569
                                                                    -----------
          RESIDENTIAL CONSTRUCTION -- 2.8%
  9,227   Desarrolladora Homex S.A. de C.V. ADR*                        325,990
                                                                    -----------
          SEMICONDUCTORS -- 8.3%
  7,880   Broadcom Corp. - Class A*                                     340,101
  6,140   NVIDIA Corp.*                                                 351,576
  7,878   SiRF Technology Holdings, Inc.*                               278,960
                                                                    -----------
                                                                        970,637
                                                                    -----------
          STEEL -- 2.8%
  1,808   Tenaris S.A. ADR                                              326,651
                                                                    -----------
          TRANSPORTATION -- 2.1%
  8,250   Air Methods Corp.*                                            243,705
                                                                    -----------
          WIRELESS TELECOMMUNICATIONS -- 1.9%
  6,354   America Movil S.A. de C.V. ADR                                217,688
                                                                    -----------
          TOTAL COMMON STOCKS (COST $10,592,371)                    $11,542,450
                                                                    -----------
          MONEY MARKET FUNDS -- 7.5%
877,788   FBR Fund for Government Investors
             (Cost $877,788)                                            877,788
                                                                    -----------

          TOTAL INVESTMENTS SECURITIES -- 105.9%                    $12,420,238
             (COST $11,470,159)
          Liabilities In Excess Of Other Assets -- (5.9%)              (696,195)
                                                                    -----------
          NET ASSETS -- 100.0%                                      $11,724,043
                                                                    ===========

*    Non-income producing.

     ADR -- American Depositary Receipts

See accompanying notes to portfolio of investments.

                                                 THE NAVELLIER PERFORMANCE FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of March 31, 2006, The Navellier Performance Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                    FEDERAL     GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
                                   TAX COST       APPRECIATION       DEPRECIATION      APPRECIATION
                                 ------------   ----------------   ----------------   --------------
Mid Cap Growth Portfolio         $177,818,071      $68,813,764       $(1,012,657)       $67,801,107
Aggressive Micro Cap Portfolio   $ 19,006,417      $ 7,968,810       $  (191,909)       $ 7,776,901
Fundamental A Portfolio          $ 11,470,159      $ 1,059,419       $  (109,340)       $   950,079

Item 2:  Controls and Procedures

     (a) The registrant's principal executive officer and principal financial officer have reviewed and evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and believe that they are operating effectively to ensure that material information relating to the registrant is disclosed to them by persons within the registrant or performing services for the registrant during this reporting period and that such procedures and controls also provide reasonable assurance that the information regarding financial reporting and financial statements is accurate and in accordance with generally accepted accounting principles.

     (b) There has been no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  May 30, 2006                   THE NAVELLIER PERFORMANCE FUNDS

                                      By:      /s/ Louis G. Navellier
                                               ---------------------------------
                                                  Louis G. Navellier
                                                  Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  May 30, 2006                   By:    /s/ Louis G. Navellier
                                             -----------------------------------
                                                Louis G. Navellier
                                                Chief Executive Officer



Date:  May 30, 2006                   By:    /s/ Arjen Kuyper
                                             -----------------------------------
                                                Arjen Kuyper
                                                Chief Financial Officer